Combined Consolidated Statements of Partners' Equity - USD ($) $ in Millions	Total	Equity of Predecessors [1]	Common	Subordinated	General Partner	Non-controlling Interest
Balance at Beginning of Period, Partnership at Dec. 31, 2013	$ 434	$ 189	$ 459	$ (161)	$ (53)	$ 0
Partners' Capital
Sponsor contributions of equity to the Predecessors	53	53	0	0	0	0
Loss attributable to Predecessors	(46)	(46)	0	0	0	0
Net liabilities not assumed by Tesoro Logistics LP	1	1	0	0	0	0
Allocation of net assets acquired by the unitholders	0	(29)	28	0	1	0
Equity offering under ATM Program, net of issuance costs	1,478	0	1,449	0	29	0
Quarterly distributions to unitholders and general partner	(183)	0	(131)	(17)	(35)	0
Subordinated unit conversion	0	0	(165)	165	0	0
Distributions to unitholders and general partner related to acquisitions	(243)	0	(237)	0	(6)	0
Contributions	29	0	27	0	2	0
Net earnings excluding loss attributable to Predecessors	102	0	43	13	43	3
Noncontrolling interest acquired	432	0	0	0	0	432
Other	1	0	1	0	0	0
Balance at End of Period, Partnership at Dec. 31, 2014	2,058	168	1,474	0	(19)	435
Partners' Capital
Sponsor contributions of equity to the Predecessors	116	116	0	0	0	0
Loss attributable to Predecessors	(43)	(43)	0	0	0	0
Net liabilities not assumed by Tesoro Logistics LP	3	3	0	0	0	0
Allocation of net assets acquired by the unitholders	0	(39)	37	0	2	0
Equity offering under ATM Program, net of issuance costs	99	0	95	0	4	0
Quarterly distributions to unitholders and general partner	(330)	0	(240)	0	(68)	(22)
Subordinated unit conversion	0	0	351	0	0	(351)
Distributions to unitholders and general partner related to acquisitions	(250)	0	(235)	0	(15)	0
Contributions	32	0	22	0	10	0
Net earnings excluding loss attributable to Predecessors	292	0	199	0	73	20
Other	6	0	4	0	0	2
Balance at End of Period, Partnership at Dec. 31, 2015	1,983	205	1,707	0	(13)	84
Partners' Capital
Sponsor contributions of equity to the Predecessors	119	119	0	0	0	0
Loss attributable to Predecessors	(24)	(24)	0	0	0	0
Net liabilities not assumed by Tesoro Logistics LP	22	22	0	0	0	0
Allocation of net assets acquired by the unitholders	0	(322)	310	0	12	0
Equity offering under ATM Program, net of issuance costs	71	0	71	0	0	0
Partners' Capital Account, Sale of Units	293	0	293	0	0	0
New Accounting Pronouncement or Change in Accounting Principle, Description	(84)	0	0	0	0	(84)
Quarterly distributions to unitholders and general partner	(461)	0	(324)	0	(137)	0
Distributions to unitholders and general partner related to acquisitions	(765)	0	(679)	0	(86)	0
Contributions	42	0	39	0	3	0
Net earnings excluding loss attributable to Predecessors	339	0	187	0	152	0
Other	7	0	4	0	3	0
Balance at End of Period, Partnership at Dec. 31, 2016	$ 1,542	$ 0	$ 1,608	$ 0	$ (66)	$ 0

[1]	Adjusted to include the historical results of the Predecessors. See Notes 1 and 2 for further discussion.